Initial Public Offering	12 Months Ended
Dec. 31, 2021
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 11,500,000 Public Shares, which included the full exercise by the underwriters of their over-allotment option in the amount of 1,500,000 Public Shares, at a purchase price of $10.00 per Public Share generating gross proceeds of $115,000,000.